LEASES - Additional information (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
LEASES
Operating lease costs	¥ 3,175,289	$ 436,934	¥ 3,354,147	¥ 3,443,813
Short-term lease	327,812	$ 45,108	2,683,860	967,247
Impairment loss for the ROU	¥ 0		¥ 834,975	¥ 0
Minimum
LEASES
Lease term	1 year	1 year
Maximum
LEASES
Lease term	50 years	50 years